Recapitalization (Details) - Schedule of the Number of Predecessor HBC Shares	Mar. 31, 2024 shares
Predecessor HBC Shares [Member]
Recapitalization (Details) - Schedule of the Number of Predecessor HBC Shares [Line Items]
Common stock	1,000
Shares issued to shareholders of Predecessor HBC [Member]
Recapitalization (Details) - Schedule of the Number of Predecessor HBC Shares [Line Items]
Common stock	69,800,000